POTENTIALLY DILUTIVE SECURITIES (Table)	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
POTENTIALLY DILUTIVE SECURITIES
	March 31,
	2015	2014
Common stock options	65,000	65,000
Common stock warrants - equity treatment	52,229,000	193,000
Common stock warrants - liability treatment	12,514,000	57,000
Convertible notes	-	15,000
Potentially dilutive securities	64,808,000	330,000